Background and Nature of Operations - Additional Information (Detail)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Entity incorporation, date of incorporation	Mar. 05, 2021	Mar. 05, 2021
Sponsor
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage	100.00%	100.00%
Sponsor | Merger Agreement | Cerberus Telecom Acquisition Holdings, LLC
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment ownership percentage	100.00%	100.00%